Financial Risk Management and Fair Values of Financial Instruments - Schedule of Table Shows Movements of Level 3 for years (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Table Shows Movements of Level 3 for years [Line Items]
Beginning Balance	$ (6,958,476)	$ 89,037
Recorded as non-operating expenses	(421,615)	(4,146)
Issued convertible promissory note	(50,000)	(1,475,471)
Converted into ordinary stock	1,329,937
Settled in the period	1,097,678
Effect of exchange rate changes	12,019	(15,824)
Ending Balance	(4,990,457)	(1,406,404)
Debt instruments [Member]
Schedule of Table Shows Movements of Level 3 for years [Line Items]
Beginning Balance		(60,664)
Recorded as non-operating expenses		(4,146)
Issued convertible promissory note		(1,475,471)
Effect of exchange rate changes		2,281
Ending Balance		(1,538,000)
Compound instruments [Member]
Schedule of Table Shows Movements of Level 3 for years [Line Items]
Beginning Balance
Recorded as non-operating expenses
Issued convertible promissory note
Effect of exchange rate changes
Ending Balance
Equity instruments [Member]
Schedule of Table Shows Movements of Level 3 for years [Line Items]
Beginning Balance	142,524	109,630
Recorded as non-operating expenses
Issued convertible promissory note
Converted into ordinary stock
Settled in the period
Effect of exchange rate changes	12,019	(13,250)
Ending Balance	154,543	96,380
Derivative instrument [Member]
Schedule of Table Shows Movements of Level 3 for years [Line Items]
Beginning Balance		40,071
Recorded as non-operating expenses
Issued convertible promissory note
Effect of exchange rate changes		(4,855)
Ending Balance		$ 35,216
Hybrid instruments [Member]
Schedule of Table Shows Movements of Level 3 for years [Line Items]
Beginning Balance	(7,101,000)
Recorded as non-operating expenses	(421,615)
Issued convertible promissory note	(50,000)
Converted into ordinary stock	1,329,937
Settled in the period	1,097,678
Effect of exchange rate changes
Ending Balance	$ (5,145,000)